Shareholder Report	10 Months Ended	12 Months Ended
	Nov. 30, 2024 USD ($) holding	Nov. 30, 2024 USD ($) holding
Shareholder Report [Line Items]
Document Type		N-CSR
Amendment Flag		false
Registrant Name		EA Series Trust
Entity Central Index Key		0001592900
Entity Investment Company Type		N-1A
Document Period End Date		Nov. 30, 2024
C000246166 [Member]
Shareholder Report [Line Items]
Fund Name		CCM Global Equity ETF
Class Name		CCM Global Equity ETF
Trading Symbol		CCMG
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the CCM Global Equity ETF (the “Fund”) for the period of January 17, 2024 to November 30, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual		annual shareholder report
Additional Information [Text Block]		You can find additional information about the Fund at https://ccm-etf.com. You can also request this information by contacting us at (215) 330-4476.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number		(215) 330-4476
Additional Information Website		https://ccm-etf.com
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$22	0.23%

Expenses Paid, Amount		$ 22
Expense Ratio, Percent		0.23%
Factors Affecting Performance [Text Block]

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?
As a diversified global equity fund that provides exposure to large-, mid-, and small-cap stocks both domestically and internationally, the Fund benefited from the favorable return environment, with global equity markets broadly higher for the Period. U.S. stocks performed best, led by strong gains from large growth-oriented companies such as NVIDIA.
The Fund’s focus on profitable companies selling at attractive valuations contributed to its underperformance relative to its benchmark, the MSCI ACWI All Cap Index, as investors’ willingness to pay higher prices for growth stocks increased, driving up their valuations.
The strong performance of growth stocks during the Period drove the increase in the price-to-free cash flow (“P/FCF”) ratio for the Index, which rose from 26.3 at the end of January 2024 to 29.5 at the end of May 2024—a 12.2% increase in the price paid per dollar of profits. By comparison, the Fund’s P/FCF ratio rose only by 8% over the same period; the 4.2% difference accounts for the Fund’s underperformance relative to the Index.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT

Average Annual Return [Table Text Block]

AVERAGE CUMULATIVE RETURNS
Since Inception (1/17/2024)
CCM Global Equity ETF - NAV	17.67%
MSCI ACWI All Cap Index	22.34%
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit https://ccm-etf.com for more recent performance information.

Performance Inception Date	Jan. 17, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit https://ccm-etf.com for more recent performance information.
Net Assets	$ 967,618,001	$ 967,618,001
Holdings Count | holding	209	209
Advisory Fees Paid, Amount		$ 1,732,295
Investment Company, Portfolio Turnover		72.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of Period End)
Net Assets	$967,618,001	Advisory Fees	$2,565,831
# of Portfolio Holdings	209	Fees Waived and/or Expenses Reimbursed	$(833,536)
Portfolio Turnover Rate*	72%	Net Advisory Fees Paid	$1,732,295
*Excludes impact of in-kind transactions.

Holdings [Text Block]

GLOBAL WEIGHTING (as a % of Net Assets)
United States	64.8%
Developed Markets ex-United States	25.6%
Emerging Markets	9.4%

TOP 10 HOLDINGS (as a % of Net Assets)
Avantis U.S. Small Cap Value ETF	10.7%
Vanguard FTSE Developed Markets ETF	9.9%
iShares Core MSCI International Developed Markets ETF	9.8%
Vanguard FTSE Emerging Markets ETF	5.6%
Avantis Real Estate ETF	5.0%
Avantis International Small Cap Value ETF	4.9%
Avantis Emerging Markets Value ETF	3.8%
Apple, Inc.	2.6%
Exxon Mobil Corp.	1.0%
Home Depot, Inc.	1.0%

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since January 17, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by March 31, 2025, at https://ccm-etf.com or by calling (215) 330-4476.
Effective July 18, 2024, the Fund’s Board of Trustees reduced the Fund’s management fee to 0.33% of the Fund’s average daily net assets.
Material Fund Change Expenses [Text Block]		Effective July 18, 2024, the Fund’s Board of Trustees reduced the Fund’s management fee to 0.33% of the Fund’s average daily net assets.